PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2013
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

7.                                      PROPERTY, EQUIPMENT AND SOFTWARE, NET

	As of December 31
	2012	2013
Equipment and office furniture	10,875	11,436
Property under capital lease	—	1,639
Leasehold improvements	2,734	3,438
Mask and tooling	661	761
Motor vehicles	1,398	1,511
Purchased software	3,352	3,457
Construction in progress	18,017	21,427
	37,037	43,669
Less: accumulated depreciation	(15,015)	(15,932)
impairment loss	(1,565)	(1,613)
	20,457	26,124

Depreciation expenses for the years ended December 31, 2011, 2012 and 2013 were $3,806, $2,038 and $1,268 respectively.

For the years ended December 31, 2011, 2012 and 2013, total interest capitalized was nil, $55 and $347, respectively.

The Group entered into a lease agreement and prepaid $1,639 for use of a property in 2013. The lease has an initial term of 20 years and may be extended for a 15-year period if the Group pays the incidental property management fees. After this 15-year period, the Group may continue to use this property indefinitely subject to the Group paying the incidental property management fees. The Group recorded the $1,639 as “Property under capital lease” and amortization expenses were nil, nil and $12 for the years ended December 31, 2011, 2012, and 2013, respectively. The property is being amortized over the estimated useful life of the property which was determined to be 35 years. No future minimum lease payments are payable by the Group as the rental payments have been fully prepaid.

During the year ended December 31, 2011, the Group identified impairment indicators in connection with disposal of the mobile business and other obsolete assets related to the mobile business other than disposal. It was assessed that the future undiscounted cash flows for the property, equipment and software would be lower than its carrying amount. The Group assessed the fair value of the property, equipment and software by reference to the market value for similar assets and the remaining useful lives of the property, equipment and software, and then recognized an impairment charge, being the difference between the carrying value and the fair value of the equipment, amounting to $1,743.

The amount of construction in progress to secure the long-term bank loan of Vimicro Tianjin by means of collateral was $17,209 and $19,640 as of December 31, 2012 and 2013, respectively.